Loans	12 Months Ended
Dec. 31, 2025
Loans [Abstract]
Loans

Note 11. Loans

Short-term loans

Short-term loans consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Guangdong Huaxing Bank	$2,144,972	$2,054,992
China Guangfa Bank	4,146,945	684,997
Zhongshan Rural Commercial Bank	—	410,998
Bank of Guangzhou	714,990	684,997
China Resources Bank of Zhuhai CO.LTD	—	1,369,994
China Bohai Bank Co.,Ltd	714,990	684,997
Construction bank of China	1,143,985	—
Agricultural Bank of China	714,990	—
Bank of China	1,429,982	—
China Everbright BANK CO., LTD	—	821,997
Total	$11,010,854	$6,712,972

The Group’s short-term loans are primarily used for working capital purposes and bear interest at rates of 2.40% ~ 5.50% (2024: 3.10% ~ 5.50%) per annum, with a weighted average interest rate of 3.44% (2024: 4.46%) per annum. The maturity dates of the short-term loans as of December 31, 2025 range from January 2026 to December 2026.

Certain bank borrowings are guaranteed by Xiantao Wang, Tingfeng Wang, Haobo Ye, Quanbo Ye, Suhua Ye, Liyu Huang and Wing Yip, and secured by mortgages on the buildings and land use rights of Wing Yip GD, as of December 31, 2025 and 2024.

For the years ended December 31, 2025, 2024 and 2023, the interest expense on short-term loans amounted to $268,808, $287,098 and $221,636, respectively.

Long-term loans

	As of December 31, 2025	As of December 31, 2024
China Guangfa Bank	$11,153,852	$12,439,549
Construction bank of China	-	1,301,495
Zhongshan Rural Commercial Bank	386,095	1,041,196
Minsheng Financial Leasing Co. LTD	-	59,240
China Resources Bank of Zhuhai CO.LTD	4,161,245	-
Agricultural Bank of China	2,091,346	-
Subtotal of long-term loans	17,792,538	14,841,480
Less: current portion	(3,818,049)	(10,506,144)
Long-term loans – non-current portion	$13,974,489	$4,335,336

The Group’s long-term loans are primarily used for working capital purposes and bear interest at rates of 2.60% to 4.90% (2024: 3.50% to 4.90%) per annum, with a weighted average interest rate of 3.63% (2024: 3.75%) per annum. The maturity dates of the long-term loans as of December 31, 2025 range from June 2026 to November 2028.

Certain bank borrowings are guaranteed by Xiantao Wang, Tingfeng Wang, Haobo Ye, Quanbo Ye, Suhua Ye, Liyu Huang and Wing Yip and are secured by mortgages on the building and land use rights of Wing Yip GD, as of December 31, 2025 and 2024.

For the years ended December 31, 2025, 2024 and 2023, the interest expense on long-term loans amounted to $778,938, $705,459 and $702,062, respectively.